UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus High Yield Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2018 (Unaudited)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9%
Aerospace/Defense - 1.3%
Bombardier,
Sr. Unscd. Notes	7.75		3/15/20	1,310,000	[b]	1,404,975
Bombardier,
Sr. Unscd. Notes	7.50		3/15/25	2,285,000	[b]	2,356,406
Engility,
Gtd. Notes	8.88		9/1/24	2,205,000		2,300,807
TransDigm,
Gtd. Notes	6.50		5/15/25	4,955,000		5,016,937
ViaSat,
Sr. Unscd. Notes	5.63		9/15/25	3,790,000	[b]	3,667,962
						14,747,087
Automotive - .8%
Aston Martin Capital Holdings,
Sr. Scd. Notes	6.50		4/15/22	2,950,000	[b]	3,079,063
Gates Global,
Gtd. Notes	6.00		7/15/22	3,148,000	[b]	3,199,470
TI Group Automotive Systems,
Sr. Unscd. Notes	8.75		7/15/23	2,551,000	[b]	2,691,305
						8,969,838
Banking - 2.1%
Ally Financial,
Gtd. Notes	7.50		9/15/20	2,685,000		2,909,869
Ally Financial,
Gtd. Notes	8.00		11/1/31	2,627,000		3,218,075
Ally Financial,
Sr. Unscd. Notes	4.63		5/19/22	1,650,000		1,678,875
Ally Financial,
Sub. Notes	5.75		11/20/25	2,645,000		2,735,062
Bank of America,
Jr. Sub. Notes, Ser. AA	6.10		12/29/49	3,520,000		3,709,200
Citigroup,
Jr. Sub. Bonds	5.95		12/29/49	3,560,000		3,669,114
Jerrold Finco,
Sr. Scd. Bonds	GBP	6.13	1/15/24	2,400,000		3,301,465
JPMorgan Chase & Co.,
Jr. Sub. Notes, Ser. X	6.10		10/29/49	3,375,000	[c]	3,547,969
						24,769,629
Building Materials - 1.4%
FBM Finance,
Sr. Scd. Notes	8.25		8/15/21	6,555,000	[b]	6,882,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Building Materials - 1.4% (continued)
Louisiana-Pacific,
Gtd. Notes	4.88	9/15/24	4,515,000		4,537,575
Summit Materials,
Gtd. Notes	8.50	4/15/22	455,000		492,538
Summit Materials,
Gtd. Notes	6.13	7/15/23	4,205,000		4,310,125
					16,222,988
Cable & Satellite - 5.0%
Altice Financing,
Sr. Scd. Bonds	7.50	5/15/26	1,580,000	[b]	1,552,350
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	1,185,000	[b]	1,176,113
Altice Finco,
Gtd. Notes	7.63	2/15/25	1,669,000	[b]	1,652,310
Beacon Escrow,
Sr. Unscd. Notes	4.88	11/1/25	4,845,000	[b]	4,639,087
CCO Holdings,
Sr. Unscd. Notes	5.13	5/1/23	4,235,000	[b]	4,250,881
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/24	3,390,000	[b]	3,457,800
CCO Holdings,
Sr. Unscd. Notes	5.38	5/1/25	2,015,000	[b]	1,989,813
CCO Holdings,
Sr. Unscd. Notes	5.75	2/15/26	2,705,000	[b]	2,698,265
CCO Holdings,
Sr. Unscd. Notes	5.50	5/1/26	4,725,000	[b]	4,636,406
CSC Holdings,
Sr. Unscd. Notes	10.13	1/15/23	3,655,000	[b]	4,066,187
CSC Holdings,
Sr. Unscd. Notes	5.25	6/1/24	3,800,000		3,624,250
DISH DBS,
Gtd. Notes	6.75	6/1/21	1,135,000		1,149,188
DISH DBS,
Gtd. Notes	5.88	7/15/22	4,510,000	[d]	4,323,962
DISH DBS,
Gtd. Notes	7.75	7/1/26	1,970,000		1,861,650
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	1,875,000		1,743,750
Intelsat Jackson Holdings,
Gtd. Notes	7.50	4/1/21	2,155,000		1,961,050
Intelsat Jackson Holdings,
Sr. Unscd. Notes	9.75	7/15/25	1,280,000	[b]	1,198,400
Midcontinent
Communications/Midcontinent
Finance,
Gtd. Notes	6.88	8/15/23	3,490,000	[b]	3,686,312
Radiate Holdco,
Sr. Unscd. Notes	6.63	2/15/25	4,660,000	[b,d]	4,345,450

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Cable & Satellite - 5.0% (continued)
UPC Holding,
Sr. Scd. Notes	5.50	1/15/28	5,050,000	[b]	4,671,250
					58,684,474
Chemicals - 2.3%
Chemours,
Gtd. Notes	7.00	5/15/25	3,960,000		4,296,600
Consolidated Energy Finance,
Gtd. Notes	6.75	10/15/19	1,408,000	[b]	1,425,600
Consolidated Energy Finance,
Sr. Unscd. Notes	6.88	6/15/25	4,100,000	[b]	4,305,000
CVR Partners,
Scd. Notes	9.25	6/15/23	2,410,000	[b]	2,574,965
Hexion,
Sr. Scd. Notes	6.63	4/15/20	2,150,000		2,015,625
INEOS Group Holdings,
Gtd. Notes	5.63	8/1/24	2,929,000	[b,d]	2,969,274
Kraton Polymers,
Gtd. Notes	7.00	4/15/25	6,615,000	[b]	6,879,600
Trinseo Materials Operating,
Sr. Unscd. Notes	5.38	9/1/25	2,690,000	[b]	2,649,650
					27,116,314
Collateralized Loan Obligations-Debt - 1.9%
Babson CLO,
Ser. 2015-IA, Cl. ER, 3 Month LIBOR +
5.50%	7.23	1/20/31	3,000,000	[b,c]	3,006,103
Barings CLO,
Ser. 2018-IA, Cl. D, 3 Month LIBOR +
5.50%	7.21	4/15/31	2,000,000	[b,c]	2,000,000
CGMS CLO,
Ser. 2014, Cl. ER, 3 Month LIBOR +
5.40%	7.74	4/17/31	3,000,000	[b,c]	3,000,000
CIFC Funding CLO,
Ser. 2018-IA, Cl. D, 3 Month LIBOR +
5.45%	6.85	1/20/28	1,000,000	[b,c]	1,000,012
Dryden Senior Loan Fund CLO,
Ser. 2015-37A, Cl. ER, 3 Month LIBOR +
5.15%	6.87	1/15/31	5,000,000	[b,c]	4,983,555
Marathon CLO,
Ser. 2017-10A, Cl. D, 3 Month LIBOR +
6.37%	8.21	11/15/29	2,530,000	[b,c]	2,537,137
Parallel CLO,
Ser. 2018, Cl. C, 3 Month LIBOR + 2.80%	4.85	4/20/31	2,000,000	[b,c]	1,998,784
Thacher Park CLO,
Ser. 2014- 1A, Cl. E1, 3 Month LIBOR +
4.95%	6.69	10/20/26	1,000,000	[b,c]	1,000,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Collateralized Loan Obligations-Debt - 1.9% (continued)
TICP CLO,
Ser. 2018- 10A, Cl. E, 3 Month LIBOR +
5.50%	7.85	4/20/31	3,000,000	[b,c]	3,000,000
					22,525,791
Construction Machinery - .8%
Ahern Rentals,
Scd. Notes	7.38	5/15/23	3,750,000	[b]	3,665,625
BlueLine Rental Finance,
Scd. Notes	9.25	3/15/24	4,800,000	[b]	5,158,464
					8,824,089
Consumer Cyclical Services - 1.1%
GEO Group,
Gtd. Notes	6.00	4/15/26	3,959,000		3,899,615
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	4,338,000	[b]	4,712,152
Reliance Intermediate Holdings,
Sr. Scd. Notes	6.50	4/1/23	4,274,000	[b]	4,450,089
					13,061,856
Consumer Discretionary - 1.6%
Ashton Woods USA,
Sr. Unscd. Notes	6.75	8/1/25	1,900,000	[b]	1,862,000
DISH DBS,
Gtd. Notes	5.88	11/15/24	1,934,000		1,730,930
H&E Equipment Services,
Gtd. Notes	5.63	9/1/25	5,935,000		6,001,769
JC Penney Corp.,
Scd. Notes	8.63	3/15/25	910,000	[b]	857,675
Meredith,
Sr. Unscd. Notes	6.88	2/1/26	3,570,000	[b]	3,672,637
Radiate Holdco,
Sr. Unscd. Notes	6.88	2/15/23	1,204,000	[b]	1,170,890
Sinclair Television Group,
Gtd. Notes	5.88	3/15/26	1,805,000	[b]	1,793,719
William Lyon Homes,
Sr. Unscd. Notes	6.00	9/1/23	1,700,000	[b]	1,705,313
					18,794,933
Consumer Products - .7%
Kronos Acquisition Holdings,
Gtd. Notes	9.00	8/15/23	3,700,000	[b]	3,524,250
Prestige Brands,
Gtd. Notes	6.38	3/1/24	4,520,000	[b,d]	4,644,300
					8,168,550
Diversified Manufacturing - .8%
ATS Automation Tooling Systems,
Gtd. Notes	6.50	6/15/23	3,547,000	[b]	3,715,482

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Diversified Manufacturing - .8% (continued)
Griffon,
Gtd. Notes	5.25	3/1/22	5,280,000		5,321,184
					9,036,666
Electric - 2.4%
AES,
Sr. Unscd. Notes	6.00	5/15/26	2,445,000		2,585,588
Covanta Holding,
Sr. Unscd. Notes	5.88	3/1/24	7,240,000		7,113,300
Dynegy,
Gtd. Notes	7.63	11/1/24	2,630,000		2,850,263
Dynegy,
Sr. Unscd. Notes	8.00	1/15/25	2,260,000	[b]	2,469,050
Enviva Partners,
Gtd. Notes	8.50	11/1/21	4,655,000		4,940,119
NRG Energy,
Gtd. Notes	7.25	5/15/26	2,950,000		3,141,750
NRG Energy,
Gtd. Notes	6.63	1/15/27	1,980,000		2,034,450
NRG Energy,
Gtd. Notes	5.75	1/15/28	3,380,000	[b,d]	3,312,400
					28,446,920
Energy - 12.7%
Alta Mesa Housings,
Gtd. Notes	7.88	12/15/24	3,950,000		4,132,687
Antero Resources,
Gtd. Notes	5.13	12/1/22	4,265,000		4,318,312
Antero Resources,
Gtd. Notes	5.63	6/1/23	1,160,000		1,189,000
California Resources,
Scd. Notes	8.00	12/15/22	795,000	[b,d]	627,056
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	3,654,000	[d]	3,713,377
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	725,000	[d]	728,625
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	7.00	6/30/24	1,695,000		1,881,450
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.88	3/31/25	4,110,000		4,315,500
Cheniere Energy Partners,
Sr. Scd. Notes	5.25	10/1/25	5,350,000	[b]	5,289,812
Chesapeake Energy,
Gtd. Notes	8.00	6/15/27	3,050,000	[b,d]	2,920,375
Chesapeake Energy,
Scd. Notes	8.00	12/15/22	747,000	[b,d]	790,886
Chesapeake Energy,
Sr. Unscd. Notes	8.00	1/15/25	4,560,000	[b,d]	4,423,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Energy - 12.7% (continued)
Continental Resources,
Gtd. Notes	4.50	4/15/23	4,925,000		4,992,719
CrownRock,
Sr. Unscd. Notes	5.63	10/15/25	3,885,000	[b]	3,855,862
CVR Refining,
Gtd. Notes	6.50	11/1/22	6,238,000		6,393,950
Endeavor Energy Resource,
Sr. Unscd. Notes	5.50	1/30/26	4,830,000	[b]	4,817,925
EP Energy,
Scd. Notes	8.00	2/15/25	1,920,000	[b]	1,291,200
Extraction Oil & Gas,
Sr. Unscd. Notes	5.63	2/1/26	7,285,000	[b]	6,893,431
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	2,980,000		2,965,100
Genesis Energy,
Gtd. Bonds	5.63	6/15/24	3,370,000		3,193,075
Genesis Energy,
Gtd. Notes	6.00	5/15/23	1,775,000		1,757,250
Genesis Energy,
Gtd. Notes	6.50	10/1/25	1,200,000		1,182,000
Genesis Energy,
Gtd. Notes	6.25	5/15/26	1,750,000		1,671,250
Gulfport Energy,
Gtd. Notes	6.00	10/15/24	3,350,000		3,195,063
Gulfport Energy,
Gtd. Notes	6.38	5/15/25	2,290,000		2,212,713
Matador Resources,
Gtd. Notes	6.88	4/15/23	5,340,000		5,566,950
Noble Holding International,
Gtd. Notes	7.88	2/1/26	2,615,000	[b,d]	2,579,044
Oasis Petroleum,
Gtd. Notes	6.50	11/1/21	2,515,000	[d]	2,559,013
PDC Energy,
Gtd. Notes	6.13	9/15/24	4,940,000		5,063,500
Precision Drilling,
Gtd. Notes	7.75	12/15/23	1,835,000	[d]	1,915,281
Precision Drilling,
Gtd. Notes	7.13	1/15/26	1,710,000	[b,d]	1,697,175
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	4,730,000	[d]	3,473,594
SemGroup,
Gtd. Notes	5.63	7/15/22	3,145,000		3,066,375
SemGroup,
Gtd. Notes	5.63	11/15/23	3,965,000		3,766,750
Shelf Drill Hold,
Sr. Unscd. Notes	8.25	2/15/25	4,015,000	[b,d]	4,040,094
SRC Energy,
Sr. Unscd. Notes	6.25	12/1/25	6,270,000	[b]	6,317,025

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Energy - 12.7% (continued)
Summit Midstream Holdings,
Gtd. Notes	5.75		4/15/25	6,155,000		5,893,412
Targa Resources Partners,
Gtd. Notes	5.13		2/1/25	3,760,000		3,755,300
Trinidad Drilling,
Sr. Unscd. Notes	6.63		2/15/25	5,695,000	[b]	5,339,062
Unit,
Gtd. Notes	6.63		5/15/21	7,650,000		7,688,250
USA Compression Partners,
Sr. Unscd. Notes	6.88		4/1/26	4,200,000	[b]	4,273,500
Whiting Petroleum,
Sr. Unscd. Notes	6.63		1/15/26	2,120,000	[b,d]	2,138,550
						147,884,693
Environmental - 1.4%
Advanced Disposal Services,
Gtd. Notes	5.63		11/15/24	7,765,000	[b]	7,862,062
GFL Environmental,
Sr. Unscd. Notes	5.63		5/1/22	1,480,000	[b]	1,487,400
GFL Environmental,
Sr. Unscd. Notes	5.38		3/1/23	2,660,000	[b]	2,620,100
Waste Pro USA,
Sr. Unscd. Notes	5.50		2/15/26	4,221,000	[b]	4,178,790
						16,148,352
Finance Companies - 5.3%
Aircastle,
Sr. Unscd. Notes	5.50		2/15/22	3,536,000		3,703,960
Aircastle,
Sr. Unscd. Notes	5.00		4/1/23	3,475,000		3,592,281
Amigo,
Sr. Scd. Notes	GBP	7.63	1/15/24	2,325,000	[b,d]	3,358,783
Garfunkelux Holdco 2,
Scd. Bonds	GBP	11.00	11/1/23	880,000		1,253,157
Garfunkelux Holdco 3,
Scd. Bonds				d		0
Garfunkelux Holdco 3,
Sr. Scd. Notes	GBP	8.50	11/1/22	1,895,000		2,702,148
Hub Holdings,
Sr. Unscd. Notes	8.13		7/15/19	8,485,000	[b]	8,506,212
HUB International,
Sr. Unscd. Notes	7.88		10/1/21	3,195,000	[b]	3,310,819
Icahn Enterprises,
Gtd. Notes	5.88		2/1/22	3,230,000		3,250,188
Icahn Enterprises,
Gtd. Notes	6.25		2/1/22	825,000		841,500
Ladder Capital Finance Holdings,
Gtd. Notes	5.25		10/1/25	4,815,000	[b]	4,574,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Finance Companies - 5.3% (continued)
Ladder Capital Finance Holdings,
Sr. Unscd. Notes	5.25		3/15/22	1,190,000	[b]	1,192,975
Quicken Loans,
Gtd. Notes	5.75		5/1/25	5,380,000	[b]	5,393,450
Quicken Loans,
Gtd. Notes	5.25		1/15/28	1,900,000	[b]	1,781,250
USIS Merger Sub,
Sr. Unscd. Notes	6.88		5/1/25	7,765,000	[b]	7,784,412
Venator Finance,
Gtd. Notes	5.75		7/15/25	5,385,000	[b]	5,398,462
York Risk Services Holding,
Gtd. Notes	8.50		10/1/22	5,980,000	[b]	5,621,200
						62,265,047
Financials - 1.4%
CIT Group,
Sr. Unscd. Notes	5.25		3/7/25	850,000		872,372
Lions Gate Capital Holdings,
Gtd. Notes	5.88		11/1/24	4,665,000	[b]	4,863,262
Navient,
Sr. Unscd. Notes	5.50		1/25/23	6,025,000		5,942,156
Travelport Corporate Finance,
Sr. Scd. Notes	6.00		3/15/26	4,190,000	[b]	4,216,187
						15,893,977
Food and Beverage - .9%
Post Holdings,
Gtd. Notes	5.50		3/1/25	6,450,000	[b]	6,369,375
Post Holdings,
Gtd. Notes	5.00		8/15/26	950,000	[b]	904,875
US Foods,
Gtd. Notes	5.88		6/15/24	3,310,000	[b]	3,401,025
						10,675,275
Gaming - 3.2%
Eldorado Resorts,
Gtd. Notes	7.00		8/1/23	2,217,000		2,353,900
Eldorado Resorts,
Notes	6.00		4/1/25	3,010,000		3,070,200
International Game Technology,
Sr. Scd. Notes	6.25		2/15/22	2,935,000	[b]	3,089,088
International Game Technology,
Sr. Scd. Notes	6.50		2/15/25	2,515,000	[b]	2,706,769
MGM Growth Properties Operating
Partnership,
Gtd. Notes	5.63		5/1/24	4,090,000		4,233,150
MGM Resorts International,
Gtd. Notes	7.75		3/15/22	4,377,000		4,885,826
Scientific Games,
Gtd. Notes	EUR	5.50	2/15/26	3,405,000		3,971,446

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Gaming - 3.2% (continued)
Scientific Games International,
Sr. Unscd. Notes	10.00	12/1/22	7,800,000		8,428,875
Station Casinos,
Gtd. Notes	5.00	10/1/25	4,940,000	[b]	4,705,350
					37,444,604
Health Care - 7.5%
Change Healthcare Holdings,
Sr. Unscd. Notes	5.75	3/1/25	6,260,000	[b]	6,230,578
CHS/Community Health Systems,
Sr. Scd. Notes	6.25	3/31/23	3,165,000		2,931,581
DaVita,
Gtd. Notes	5.00	5/1/25	4,935,000		4,782,262
HCA,
Gtd. Notes	7.50	2/15/22	6,310,000		6,948,887
HCA,
Gtd. Notes	5.88	5/1/23	1,880,000		1,950,500
HCA,
Sr. Scd. Notes	5.00	3/15/24	4,765,000		4,824,562
HCA Healthcare,
Sr. Unscd. Notes	6.25	2/15/21	3,200,000		3,368,000
HealthSouth,
Gtd. Notes	5.75	11/1/24	2,915,000		2,973,300
MPH Acquisition Holdings,
Gtd. Notes	7.13	6/1/24	6,249,000	[b]	6,467,715
NVA Holdings,
Gtd. Notes	6.88	4/1/26	3,260,000	[b]	3,292,600
Polaris Intermediate,
Sr. Unscd. Notes	8.50	12/1/22	7,500,000	[b]	7,668,825
Team Health Holdings,
Gtd. Notes	6.38	2/1/25	5,860,000	[b,d]	5,054,836
Tenet Healthcare,
Scd. Notes	5.13	5/1/25	3,770,000	[b]	3,638,050
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/22	3,310,000		3,463,088
Tenet Healthcare,
Sr. Unscd. Notes	6.75	6/15/23	5,445,000	[d]	5,349,712
Universal Hospital Services,
Scd. Notes	7.63	8/15/20	7,219,000		7,309,237
Valeant Pharmaceuticals International,
Gtd. Notes	9.00	12/15/25	3,885,000	[b,d]	3,875,287
Valeant Pharmaceuticals International,
Sr. Scd. Notes	5.50	11/1/25	3,005,000	[b]	2,936,636
West Street Merger Sub,
Sr. Unscd. Notes	6.38	9/1/25	4,895,000	[b]	4,686,962
					87,752,618

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Home Construction - 2.3%
Ashton Woods,
Sr. Unscd. Notes	6.88	2/15/21	1,774,000	[b]	1,787,305
Brookfield Residential Properties,
Gtd. Notes	6.50	12/15/20	2,680,000	[b]	2,720,200
Brookfield Residential Properties,
Gtd. Notes	6.38	5/15/25	3,160,000	[b]	3,215,300
Mattamy Group,
Sr. Unscd. Notes	6.88	12/15/23	5,940,000	[b]	6,133,050
Taylor Morrison Communities,
Gtd. Notes	5.88	4/15/23	3,080,000	[b]	3,194,576
TRI Pointe Group,
Gtd. Notes	5.88	6/15/24	3,610,000		3,681,117
William Lyon Homes,
Gtd. Notes	5.88	1/31/25	6,050,000		5,891,187
					26,622,735
Industrial Services - 1.9%
Brand Industrial Services,
Sr. Unscd. Notes	8.50	7/15/25	6,055,000	[b]	6,342,612
EnPro Industries,
Gtd. Notes	5.88	9/15/22	4,345,000		4,513,369
Hillman Group,
Gtd. Notes	6.38	7/15/22	5,100,000	[b]	4,947,000
Wrangler Buyer,
Sr. Unscd. Notes	6.00	10/1/25	1,350,000	[b]	1,333,125
Zachry Holdings,
Sr. Unscd. Notes	7.50	2/1/20	4,655,000	[b]	4,713,187
					21,849,293
Industrials - 1.2%
Bombardier,
Sr. Unscd. Notes	6.00	10/15/22	1,780,000	[b]	1,773,325
New Enterprise Stone & Lime,
Sr. Scd. Notes	6.25	3/15/26	2,120,000	[b]	2,127,950
Pisces Midco,
Sr. Scd. Notes	8.00	4/15/26	6,835,000	[b]	6,835,000
Titan Acquisition,
Sr. Unscd. Notes	7.75	4/15/26	3,670,000	[b]	3,667,706
					14,403,981
Information Technology - .3%
Zayo Group,
Gtd. Notes	5.75	1/15/27	3,835,000	[b]	3,753,506
Insurance - .6%
AssuredPartners,
Sr. Unscd. Notes	7.00	8/15/25	3,639,000	[b]	3,602,610
CNO Financial Group,
Sr. Unscd. Notes	5.25	5/30/25	3,544,000		3,588,300
					7,190,910

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Materials - 2.9%
ARD Securities Finance,
Sr. Scd. Notes	8.75	1/31/23	2,300,000	[b]	2,415,000
Cleveland-Cliffs,
Gtd. Notes	5.75	3/1/25	3,135,000	[b]	3,005,681
Cleveland-Cliffs,
Sr. Unscd. Notes	4.88	1/15/24	3,768,000	[b]	3,664,380
Contellium,
Gtd. Notes	5.88	2/15/26	1,050,000	[b]	1,036,875
CROWN Americas,
Gtd. Notes	4.75	2/1/26	2,435,000	[b]	2,361,950
First Quantum Minerals,
Gtd. Notes	6.50	3/1/24	2,370,000	[b]	2,251,500
First Quantum Minerals,
Gtd. Notes	6.88	3/1/26	4,330,000	[b]	4,124,325
Mercer International,
Sr. Unscd. Notes	6.50	2/1/24	790,000		829,500
Mercer International,
Sr. Unscd. Notes	5.50	1/15/26	3,660,000	[b]	3,641,700
Platform Specialty Products,
Sr. Unscd. Notes	5.88	12/1/25	6,015,000	[b,d]	5,887,181
United States Steel,
Sr. Unscd. Notes	6.25	3/15/26	2,230,000	[d]	2,227,213
W/S Packaging Holdings,
Sr. Scd. Notes	9.00	4/15/23	2,380,000	[b]	2,415,700
					33,861,005
Media Entertainment - 3.2%
AMC Entertainment Holdings,
Gtd. Notes	5.75	6/15/25	3,020,000	[d]	2,986,025
AMC Entertainment Holdings,
Gtd. Notes	6.13	5/15/27	1,275,000	[d]	1,259,063
AMC Networks,
Gtd. Notes	5.00	4/1/24	7,586,000		7,515,223
CBS Radio,
Gtd. Notes	7.25	11/1/24	1,600,000	[b,d]	1,638,000
Gray Television,
Gtd. Notes	5.13	10/15/24	1,840,000	[b]	1,784,800
Gray Television,
Gtd. Notes	5.88	7/15/26	1,970,000	[b]	1,920,750
Sinclair Television Group,
Gtd. Notes	5.63	8/1/24	4,840,000	[b,d]	4,815,800
Sirius XM Radio,
Sr. Unscd. Notes	5.00	8/1/27	4,360,000	[b]	4,120,200
Townsquare Media,
Gtd. Notes	6.50	4/1/23	5,539,000	[b,d]	5,227,431
VHF Parent/Orchestra,
Scd. Notes	6.75	6/15/22	6,005,000	[b]	6,357,794
					37,625,086

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Metals and Mining - 3.8%
AK Steel,
Gtd. Notes	6.38		10/15/25	1,085,000	[d]	1,028,038
AK Steel,
Gtd. Notes	7.00		3/15/27	1,880,000	[d]	1,847,100
ArcelorMittal,
Sr. Unscd. Notes	7.25		10/15/39	1,615,000		1,917,813
Big River Steel,
Sr. Scd. Notes	7.25		9/1/25	4,135,000	[b]	4,300,400
Constellium,
Sr. Unscd. Notes	6.63		3/1/25	3,925,000	[b,d]	3,983,875
First Quantum Minerals,
Gtd. Notes	7.25		4/1/23	2,990,000	[b]	2,952,625
Freeport-McMoRan,
Gtd. Notes	5.45		3/15/43	3,420,000		3,162,474
Grinding Media,
Sr. Scd. Notes	7.38		12/15/23	3,819,000	[b]	4,019,497
Hudbay Minerals,
Gtd. Notes	7.63		1/15/25	4,600,000	[b]	4,881,750
Novelis,
Gtd. Notes	6.25		8/15/24	2,625,000	[b]	2,697,188
Novelis,
Gtd. Notes	5.88		9/30/26	2,030,000	[b]	2,004,625
Peabody Energy,
Sr. Scd. Notes	6.00		3/31/22	2,330,000	[b]	2,385,338
Peabody Energy,
Sr. Scd. Notes	6.38		3/31/25	1,450,000	[b,d]	1,509,813
Teck Resources,
Gtd. Bonds	6.00		8/15/40	3,680,000		3,808,800
Teck Resources,
Gtd. Notes	6.25		7/15/41	3,400,000		3,621,000
						44,120,336
Packaging - 4.0%
ARD Finance,
Sr. Scd. Notes	7.13		9/15/23	8,320,000		8,642,400
Ardagh Packaging Finance,
Gtd. Notes	7.25		5/15/24	3,650,000	[b]	3,896,375
Ardagh Packaging Finance,
Gtd. Notes	6.00		2/15/25	4,460,000	[b]	4,493,450
BWAY Holding,
Sr. Scd. Notes	5.50		4/15/24	1,800,000	[b]	1,815,750
BWAY Holding,
Sr. Unscd. Notes	7.25		4/15/25	12,140,000	[b]	12,413,150
Kleopatra Holdings I,
Sr. Scd. Bonds	EUR	8.50	6/30/23	3,080,000	[b]	3,380,492
Multi-Color,
Sr. Unscd. Notes	4.88		11/1/25	6,345,000	[b]	5,948,437

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Packaging - 4.0% (continued)
Reynolds Group Issuer,
Gtd. Notes	7.00	7/15/24	2,870,000	[b]	3,009,913
Reynolds Group Issuer,
Sr. Scd. Notes	5.13	7/15/23	3,000,000	[b]	3,032,850
					46,632,817
Pharmaceuticals - 1.7%
Eagle Holding,
Sr. Unscd. Notes	7.63	5/15/22	5,615,000	[b]	5,671,150
Jaguar Holding II,
Gtd. Notes	6.38	8/1/23	2,460,000	[b]	2,493,825
Valeant Pharmaceuticals International,
Gtd. Notes	7.50	7/15/21	1,365,000	[b]	1,380,356
Valeant Pharmaceuticals International,
Gtd. Notes	6.75	8/15/21	2,560,000	[b]	2,576,000
Valeant Pharmaceuticals International,
Gtd. Notes	6.13	4/15/25	4,630,000	[b,d]	4,013,052
Valeant Pharmaceuticals International,
Sr. Scd. Notes	7.00	3/15/24	3,015,000	[b]	3,154,444
					19,288,827
Real Estate - .2%
Cyrusone,
Gtd. Notes	5.00	3/15/24	2,915,000		2,925,931
Retailers - 1.8%
Albertsons,
Gtd. Notes	6.63	6/15/24	3,680,000		3,316,600
Albertsons,
Gtd. Notes	5.75	3/15/25	3,600,000		3,088,080
Crestwood Mid Partner,
Notes	5.75	4/1/25	4,510,000		4,487,450
First Quality Finance,
Gtd. Notes	5.00	7/1/25	3,690,000	[b]	3,542,400
Greystar Real Estate Partners,
Sr. Scd. Notes	5.75	12/1/25	5,895,000	[b]	5,895,000
New Albertsons,
Sr. Unscd. Bonds	8.00	5/1/31	954,000		789,435
					21,118,965
Technology - 7.0%
Ascend Learning,
Sr. Unscd. Notes	6.88	8/1/25	3,991,000	[b]	4,110,730
BMC Software Finance,
Sr. Unscd. Notes	8.13	7/15/21	3,160,000	[b]	3,171,850
CommScope Technologies,
Gtd. Notes	6.00	6/15/25	5,045,000	[b]	5,274,547
Dell International,
Gtd. Notes	5.88	6/15/21	1,800,000	[b]	1,847,250
Dell International,
Gtd. Notes	7.13	6/15/24	3,855,000	[b]	4,118,947

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Technology - 7.0% (continued)
Dell International,
Sr. Scd. Notes	6.02	6/15/26	1,665,000	[b]	1,794,923
Everi Payments,
Gtd. Notes	7.50	12/15/25	3,810,000	[b]	3,876,675
Exela Finance,
Sr. Scd. Notes	10.00	7/15/23	2,270,000	[b]	2,306,888
First Data,
Gtd. Notes	7.00	12/1/23	2,655,000	[b]	2,797,706
First Data,
Sr. Scd. Notes	5.38	8/15/23	5,455,000	[b]	5,564,100
Genesys Telecommunications
Laboratories,
Gtd. Notes	10.00	11/30/24	7,580,000	[b]	8,432,750
Infor US,
Gtd. Notes	6.50	5/15/22	2,385,000		2,438,663
Netflix,
Sr. Unscd. Bonds	5.88	2/15/25	680,000		714,000
Netflix,
Sr. Unscd. Notes	5.75	3/1/24	1,765,000		1,840,013
Netflix,
Sr. Unscd. Notes	4.88	4/15/28	1,185,000	[b]	1,140,977
Rackspace Hosting,
Gtd. Notes	8.63	11/15/24	4,785,000	[b,d]	4,737,150
Riverbed Technology,
Gtd. Notes	8.88	3/1/23	2,330,000	[b]	2,222,238
RP Crown Parent,
Sr. Scd. Notes	7.38	10/15/24	5,610,000	[b]	5,820,375
Sabre GLBL,
Sr. Scd. Notes	5.38	4/15/23	2,670,000	[b]	2,706,713
Tempo Acquisition,
Sr. Unscd. Notes	6.75	6/1/25	6,120,000	[b]	6,127,650
TTM Technologies,
Gtd. Notes	5.63	10/1/25	4,185,000	[b]	4,174,537
West,
Sr. Unscd. Notes	8.50	10/15/25	6,040,000	[b,d]	5,873,900
					81,092,582
Telecommunications - 1.0%
Frontier Communications,
Scd. Notes	8.50	4/1/26	2,950,000	[b,d]	2,868,875
Sprint,
Gtd. Notes	7.13	6/15/24	2,605,000		2,546,388
Sprint,
Gtd. Notes	7.63	3/1/26	1,450,000	[d]	1,419,188
T-Mobile USA,
Gtd. Notes	4.50	2/1/26	2,000,000		1,922,500

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Telecommunications - 1.0% (continued)
T-Mobile USA,
Gtd. Notes	4.75	2/1/28	2,985,000		2,873,063
					11,630,014
Transportation Services - .3%
XPO Logistics,
Gtd. Notes	6.13	9/1/23	2,995,000	[b]	3,103,569
Wireless Communications - 4.4%
Altice,
Gtd. Notes	7.75	5/15/22	4,200,000	[b,d]	3,911,250
Altice,
Gtd. Notes	7.63	2/15/25	4,275,000	[b,d]	3,671,156
Digicel,
Gtd. Notes	6.75	3/1/23	1,985,000	[b]	1,796,187
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	1,950,000	[b]	1,837,875
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	2,705,000	[b]	2,339,825
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	2,000,000	[b,d]	1,567,500
SFR Group,
Sr. Scd. Bonds	6.00	5/15/22	3,040,000	[b]	2,975,400
SFR Group,
Sr. Scd. Bonds	6.25	5/15/24	2,505,000	[b]	2,370,356
SFR Group,
Sr. Scd. Notes	7.38	5/1/26	3,220,000	[b]	3,079,125
Sprint,
Gtd. Notes	7.25	9/15/21	940,000		974,075
Sprint,
Gtd. Notes	7.88	9/15/23	3,220,000		3,296,475
Sprint,
Gtd. Notes	7.63	2/15/25	1,165,000	[d]	1,148,981
Sprint Capital,
Gtd. Notes	6.88	11/15/28	2,780,000		2,602,775
Sprint Capital,
Gtd. Notes	8.75	3/15/32	2,305,000		2,414,488
Sprint Communications,
Gtd. Notes	7.00	3/1/20	2,535,000	[b]	2,668,088
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	1,595,000	[d]	1,662,788
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	2,075,000		2,417,375
T-Mobile USA,
Gtd. Notes	6.00	4/15/24	4,610,000		4,813,301
T-Mobile USA,
Gtd. Notes	6.38	3/1/25	1,630,000		1,707,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.9% (continued)
Wireless Communications - 4.4% (continued)
T-Mobile USA,
Gtd. Notes	5.13	4/15/25	3,575,000		3,601,813
					50,856,258
Wireline Communications - 1.7%
CB Escrow,
Sr. Unscd. Notes	8.00	10/15/25	1,315,000	[b]	1,231,169
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	1,108,000	[d]	1,083,070
CenturyLink,
Sr. Unscd. Notes, Ser. Y	7.50	4/1/24	1,960,000	[d]	1,979,600
Cincinnati Bell,
Gtd. Notes	7.00	7/15/24	2,345,000	[b]	2,110,500
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	1,025,000	[d]	862,363
Level 3 Financing,
Gtd. Notes	5.38	1/15/24	3,800,000		3,712,144
Level 3 Financing,
Gtd. Notes	5.25	3/15/26	3,605,000		3,406,725
Qwest,
Sr. Unscd. Notes	6.75	12/1/21	2,025,000		2,175,599
Sable International Finance,
Gtd. Notes	6.88	8/1/22	3,450,000	[b]	3,631,125
					20,192,295
Total Bonds and Notes
(cost $1,093,203,445)					1,083,701,811

Floating Rate Loan Interests - 3.7%
Consumer Cyclical Services - .2%
Capital Automotive,
Term Loan, LIBOR + 6.00%	8.29	3/21/25	2,539,362	[c]	2,572,704
Finance Companies - .5%
Asurion,
Term Loan, LIBOR + 6.00%	7.79	7/14/25	5,225,000	[c]	5,376,525
Financials - .3%
Mayfield Agency Borrower,
Term Loan, LIBOR + 4.50%	6.52	1/31/25	3,230,000	[c]	3,258,263
Health Care - .6%
Air Medical Group Holdings,
Term Loan, LIBOR + 4.25%	6.40	9/26/24	6,266,667	[c]	6,328,362
Industrials - .2%
ATS Consolidated,
Term Loan, LIBOR + 3.75%	5.77	2/21/25	2,700,000	[c]	2,735,451
Information Technology - 1.2%
Almonde,
Term Loan, LIBOR + 3.50%	5.70	4/26/24	3,870,276	[c]	3,871,011
BMC Software Finance,
Term Loan, LIBOR + 3.25%	5.52	9/10/22	2,536,830	[c]	2,552,533

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 3.7% (continued)
Information Technology - 1.2% (continued)
Digicert Holdings,
Term Loan, LIBOR + 4.75%	6.53	9/20/24	4,490,000	[c]	4,546,596
Paysafe Group,
Second Lien Term Loan, LIBOR + 7.25%	8.92	11/17/25	3,065,000		3,084,156
					14,054,296
Metals and Mining - .2%
Dynacast International,
Term Loan, LIBOR + 3.25%	5.56	1/28/22	2,784,213	[c]	2,803,355
Technology - .5%
Almonde,
Term Loan, LIBOR + 7.25%	9.45	4/28/25	3,160,000	[c]	3,138,022
RP Crown Parent,
Term Loan, LIBOR + 3.00%	4.74	9/22/23	2,786,850	[c]	2,807,055
					5,945,077
Total Floating Rate Loan Interests
(cost $42,819,864)					43,074,033
Description			Shares		Value ($)
Common Stocks - .8%
Exchange-Traded Funds - .8%
PowerShares Senior Loan Portfolio
(cost $9,468,397)			409,200		9,464,796

Short-Term Investments - .0%
U. S. Treasury Bills
(cost $308,107)	1.79	8/2/18	310,000		308,116
Description			Shares		Value ($)
Other Investment - 2.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $33,824,118)	1.64		33,824,118	[e]	33,824,118

Investment of Cash Collateral for Securities Loaned - 8.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $98,807,499)	1.66		98,807,499	[e]	98,807,499

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $1,278,431,430)	108.8%	1,269,180,373
Liabilities, Less Cash and Receivables	(8.8%)	(103,119,611)
Net Assets	100.0%	1,166,060,762

ETF—Exchange-Traded Fund
LIBOR—London Interbank Offered Rate

EUR—Euro
GBP—British Pound

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $675,347,443 or 57.92% of net assets.

[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $98,648,903 and the value of the collateral held by the fund was $102,997,305, consisting of cash collateral of $98,807,499 and U.S. Government & Agency securities valued at $4,189,806.

[e]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan
Obligations†	-	22,525,790	-	22,525,790
Corporate Bonds†	-	1,061,176,021	-	1,061,176,021
Exchange-Traded Funds	9,464,796		-	9,464,796
Floating Rate Loan Interests†	-	43,074,033	-	43,074,033
Registered Investment
Companies	132,631,617		-	132,631,617
U.S. Treasury	-	308,116	-	308,116
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	217,133	-	217,133
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(90,915)	-	(90,915)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus High Yield Fund
March 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Bank
United States
Dollar	4,691,764	Euro	3,790,000	4/26/18	19,071
United States
Dollar	16,504,803	British Pound	11,630,000	4/26/18	168,487
Common Wealth bank of Australia
United States
Dollar	4,132,632	Euro	3,340,000	4/26/18	14,745
Goldman Sachs International
		United States
Euro	2,720,000	Dollar	3,386,495	4/26/18	(33,006)
		United States
British Pound	4,090,000	Dollar	5,803,011	4/26/18	(57,909)
Morgan Stanley Capital Services
United States
Dollar	3,701,202	Euro	2,990,000	4/26/18	14,830
Gross Unrealized Appreciation					217,133
Gross Unrealized Depreciation					(90,915)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

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Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

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Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract

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increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At March 31, 2018, accumulated net unrealized depreciation on investments was $9,251,057, consisting of $13,739,872 gross unrealized appreciation and $22,990,929 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 18, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)